CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 88,744	$ 45,753	$ 62,911
Net income/(loss) from equity accounted investments	259	53	164
Other Income	1,921	12	1,283
Total revenues and other income	90,924	45,818	64,357
Purchases (net of inventory variation)	(35,160)	(20,986)	(29,532)
Operating expenses	(8,598)	(8,831)	(9,660)
Selling, general and administrative expenses	(780)	(706)	(809)
Depreciation, amortisation and net impairment losses	(11,719)	(15,235)	(13,204)
Exploration expenses	(1,004)	(3,483)	(1,854)
Total operating expenses	(57,261)	(49,241)	(55,058)
Net operating income/(loss)	33,663	(3,423)	9,299
Interest expenses and other financial expenses	(1,223)	(1,392)	(1,450)
Other financial items	(857)	556	1,443
Net financial items	(2,080)	(836)	(7)
Income/(loss) before tax	31,583	(4,259)	9,292
Income tax	(23,007)	(1,237)	(7,441)
Net income/(loss)	8,576	(5,496)	1,851
Attributable to equity holders of the company	8,563	(5,510)	1,843
Attributable to non-controlling interests	$ 14	$ 14	$ 8
Basic earnings per share (in USD)	$ 2.64	$ (1.69)	$ 0.55
Diluted earnings per share (in USD)	$ 2.63	$ (1.69)	$ 0.55
Weighted average number of ordinary shares outstanding (in millions)	3,245	3,269	3,326
Weighted average number of ordinary shares outstanding, diluted (in millions)	3,254	3,277	3,334